Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in consolidated statements of comprehensive income [line items]
Net investment hedge	$ (50)	$ 91	$ 216
Net actuarial gains/losses from defined benefit plans, net of taxes	(160)	(103)	1,809
Currency translation effects	1,375	(450)	(4,762)
Income tax relating to components of other comprehensive income		(43)
Cumulative currency translation gains/losses recycled through income statement	357
Continuing operations
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	(21)	(20)
Fair value adjustments on financial instruments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(198)	188	220
Total value adjustments	37	(382)	194
Fair value adjustments on equity securities sold, reclassified to retained earnings	1
Fair value adjustments related to divestments	2		(62)
Value adjustments on comprehensive income at end of period	(158)	(198)	188
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on equity securities, net of taxes	37	(382)	194
Fair value adjustments on equity securities sold, reclassified to retained earnings		(4)	(164)
Income tax relating to components of other comprehensive income	(6)	81	(44)
Fair value adjustments on equity securities sold
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	(7)	0	48
Value adjustments related to divestments
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	(4)	(4)
Net investment hedge
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	19	(30)	33
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,038)	(3,968)	(5,773)
Net actuarial gains/losses from defined benefit plans, net of taxes	(160)	(104)	1,808
Total value adjustments	(160)	(104)	1,808
Fair value adjustments related to divestments	27	34	(3)
Value adjustments on comprehensive income at end of period	(4,171)	(4,038)	(3,968)
Income tax relating to components of other comprehensive income	16	(104)	(323)
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(760)	(407)	4,134
Net investment hedge	(50)	91	216
Currency translation effects	1,373	(444)	(4,757)
Total value adjustments	1,323	(353)	(4,541)
Value adjustments on comprehensive income at end of period	563	(760)	(407)
Income tax relating to components of other comprehensive income	(6)	18	17
Cumulative currency translation gains/losses recycled through income statement	358	13	3,200
Cumulative currency translation effects | Continuing operations
Changes in consolidated statements of comprehensive income [line items]
Cumulative currency translation gains/losses recycled through income statement	1
Cumulative currency translation effects | Discontinued operations
Changes in consolidated statements of comprehensive income [line items]
Cumulative currency translation gains/losses recycled through income statement	357
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,996)	(4,187)	(1,419)
Fair value adjustments on equity securities, net of taxes	37	(382)	194
Net investment hedge	(50)	91	216
Net actuarial gains/losses from defined benefit plans, net of taxes	(160)	(104)	1,808
Currency translation effects	1,373	(444)	(4,757)
Total value adjustments	1,200	(839)	(2,539)
Fair value adjustments on equity securities sold, reclassified to retained earnings	1	(4)	(164)
Fair value adjustments related to divestments	29	34	(65)
Value adjustments on comprehensive income at end of period	(3,766)	(4,996)	(4,187)
Non-controlling interests [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(38)	(33)	(29)
Net actuarial gains/losses from defined benefit plans, net of taxes		1	1
Currency translation effects	2	(6)	(5)
Total value adjustments	2	(5)	(4)
Value adjustments on comprehensive income at end of period	(36)	(38)	(33)
Total fair value adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(5,034)	(4,220)	(1,448)
Fair value adjustments on equity securities, net of taxes	37	(382)	194
Net investment hedge	(50)	91	216
Net actuarial gains/losses from defined benefit plans, net of taxes	(160)	(103)	1,809
Currency translation effects	1,375	(450)	(4,762)
Total value adjustments	1,202	(844)	(2,543)
Fair value adjustments on equity securities sold, reclassified to retained earnings	1	(4)	(164)
Fair value adjustments related to divestments	29	34	(65)
Value adjustments on comprehensive income at end of period	$ (3,802)	$ (5,034)	$ (4,220)